Schedule of third party and general and administrative expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total	€ 2,878,373	€ 2,513,558
Compensation [Member]
Related Party Transaction [Line Items]
Total	1,371,023	943,570
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	720,989	376,642
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	11,039	11,330
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	314,059	384,243
Other [Member]
Related Party Transaction [Line Items]
Total	461,263	797,773
Third Parties [Member]
Related Party Transaction [Line Items]
Total	2,195,464	2,081,018
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	697,228	522,012
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	720,989	376,642
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	2,868	3,873
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	314,059	384,243
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	460,320	794,248
Related Parties [Member]
Related Party Transaction [Line Items]
Total	682,909	432,540
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	673,795	421,558
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	8,171	7,457
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 943	€ 3,525